6A. Other non-current assets	12 Months Ended
Dec. 31, 2016
ZHEJIANG TIANLAN
Other non-current assets	Other non-current assets represent deposits for sales and lease back agreement amounted to approximately to RMB17,512,000 (2015: RMB Nil).